Annual Total Returns- Federated Hermes Short-Term Income Fund (Class A2 Shares) [BarChart] - Class A2 Shares - Federated Hermes Short-Term Income Fund - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.66%	2.73%	(0.36%)	0.36%	(0.20%)	1.01%	1.13%	0.90%	3.97%	3.48%